Notes to Consolidated Statements of Cash flows - Summary of Reconciliation From Profit Before Income Tax To Cash Used In Operating Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Line Items]
Profit before income tax expenses	¥ (2,078,685)	¥ 1,588,465	¥ 12,045,862
Adjustments for
Depreciation of property and equipment	104,439	185,222	181,601
Depreciation of right-of-use assets	283,645	427,358	591,201
Amortization of intangible assets	39,766	11,022	15,325
Share of losses of associates and joint ventures	691	5,416	218
Net gains on sales of property and equipment, and intangible assets	84,666	21,994	24,832
Net unrealized losses on financial assets at fair value through profit or loss	1,583,149	525,003	132,875
Non-cash employee benefits expense-share based payment	(18,119)	(36,204)	45,162
Asset impairment losses		31,246	427,108
Credit impairment losses	7,638,072	5,596,942	11,917,933
Finance cost classified as financing activities	1,114,753	1,764,472	2,481,059
Investment income classified as investing activities	(537,329)	(604,979)	(645,693)
Foreign exchange losses/(gains)	190,800	(75,714)	877,232
Change in operating assets and liabilities	8,405,848	9,440,243	28,094,715
Change in operating assets and liabilities, net of effects from purchase of controlled entity
Decrease in loans to customers and accounts and other receivables	17,856,581	103,902,273	6,326,843
Decrease in accounts and other payables	(22,107,429)	(97,868,864)	(19,173,561)
Net cash generated from / (used in) operating activities	¥ 4,155,000	¥ 15,473,652	¥ 15,247,997